Expense Example - Goldman Sachs Core Plus Bond ETF - Goldman Sachs Core Plus Bond ETF	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	123
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	$ 500